Litigation	12 Months Ended
Dec. 31, 2011
Litigation [Abstract]
Litigation
23.      Litigation:

The Company and its subsidiaries are parties to legal proceedings that are considered to be either ordinary, routine litigation incidental to their business or not significant to the Company's consolidated financial position.  The Company does not believe that any of the foregoing actions will have a significant adverse effect on its consolidated financial position or liquidity, but any amounts paid could be significant to results of operations for the period.